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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 12/31/12

CHECK HERE IF AMENDMENT ( ); AMENDMENT NUMBER:

THIS AMENDMENT (CHECK ONLY ONE.): ( ) IS A RESTATEMENT.
                                  ( ) ADDS NEW HOLDINGS ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:    Compass Bank
ADDRESS: 15 South 20th St
         Birmingham, AL 35233

Form 13F File Number: 028-02403

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:  Irene Ku
TITLE: SVP
PHONE: (205) 297-6745

SIGNATURE, PLACE, AND DATE OF SIGNING:

    X /s/ Irene Ku        Birmingham, AL        02/01/2013
-------------------------                     -------------

REPORT TYPE (CHECK ONLY ONE.):

( ) 13F HOLDINGS REPORT

(X) 13F NOTICE

( ) 13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

BBVA USA Bancshares, Inc.
Compass Bancshares, Inc.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.